Leases - Disclosure of lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Lease Liabilities [Roll Forward]
Lease liabilities, beginning balance	£ 280	£ 496
Interest expense	29	21
New leases	11	9
Disposals	0	(1)
Cash payment	(73)	(265)
Exchange and other movements	295	20
Lease liabilities, ending balance	£ 542	£ 280
Lease, extension period	91 years